CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF EQUITY
Tax benefit (deficiency) on issuance of shares under employee stock purchase plan and option plans and stock-based compensation	$ (60)	$ 2,389	$ 1,045